Employee Defined Contribution Plan and Employee Optimization Program	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN AND EMPLOYEE OPTIMIZATION PROGRAM
16.
EMPLOYEE DEFINED CONTRIBUTION PLAN AND EMPLOYEE OPTIMIZATION PROGRAM

Full-time employees of the Company’s subsidiaries, VIEs and VIE’s subsidiaries in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries, VIEs and VIE’s subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits which are expensed as incurred were RMB490,245, RMB668,457 and RMB482,988 (US$70,027) for the years ended December 31, 2020, 2021 and 2022, respectively.

In 2021, the Company initiated an Employee Optimization Program, which took on certain performance improvement actions which included downsizing its workforce to further enhance its cost structure and improve efficiency. The recognition of employee severance costs requires that the Company make certain judgments and estimates regarding the nature, timing and amount of costs associated with the initiative. To the extent the Company’s actual results differ from the estimates and assumptions, the Company may be required to revise the estimated liabilities, requiring the recognition of additional severance costs or the reduction of liabilities already recognized.

Severance payments made under a one-time benefit arrangement are generally recorded upon communication to the affected employees. As for statutorily required minimum benefits for involuntary terminations, the Company recognizes the liability for these arrangements when it is probable that the employee would be entitled to the benefits and the amounts can be reasonably estimated.

Total employee severance costs expected to be incurred in connection with the Employee Optimization Program was RMB178,732 in 2021, for which RMB25,709, RMB54,334, RMB98,689 were recognized as cost of revenues, selling, general and administrative expenses and research and developments expenses for the year ended December 31, 2021, respectively. As of December 31, 2021, the Employee Optimization Program was substantially completed and the Company has paid out substantially all of the severance costs to the affected employees. The remaining accrued severance liabilities as of December 31, 2021 was immaterial and paid in 2022.